Stock Based Compensation (Details 2) - Nonvested Shares [Member] - Aircom 2014 [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Options unvested, Beginning		85,975	302,467
Granted
Vested		(85,975)	(216,492)
Forfeited
Options unvested, Ending			85,975
Weighted Average Fair Value Per Share
Options unvested, Beginning		$ 0.4963	$ 0.2614
Granted
Vested		0.4963	0.5349
Forfeited
Options unvested, Ending			$ 0.4963